Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost:

Leasehold improvements	$3,611	$1,461
Computers and peripheral equipment	7,021	16,640
Office furniture and equipment	3,627	4,287
Motor vehicles	1,411	1,170
Software	1,621	3,394

	17,291	26,952
Accumulated depreciation:

Leasehold improvements	753	622
Computers and peripheral equipment	5,886	15,702
Office furniture and equipment	2,340	3,288
Motor vehicles	866	598
Software	1,458	3,093

	11,303	23,303

Depreciated cost	$5,988	$3,649

Depreciation expenses amounted to $ 1,175, $ 1,261 and $ 1,335 for the years ended December 31, 2018, 2019 and 2020, respectively.